Debt (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Long-term Debt
As of December 31, 2020 and 2019, debt was as follows:

2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,290,409,906	U.S. $	64,686,416
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	34,345,097		1,721,671
Direct loans	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%	Various to 2031	28,275,087		1,417,390
Syndicated loans	LIBOR plus 2.35%	Various to 2024	49,871,676		2,499,996
Bank loans	LIBOR plus 3.50% to 5.28%	Various to 2023	1,170,542		58,678
Revolving credit lines	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%	2021	119,110,538		5,970,842
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,131,267		1,410,180
Total financing in U.S. dollars			1,551,314,113	U.S. $	77,765,173

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	307,867,094		€12,614,815
Direct loans	Fixed to 5.11%	Various to 2023	12,202,600		500,000

Total financing in Euros			320,069,694		€13,114,815

Japanese yen:
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	21,243,790		¥109,900,621

Pesos
Certificados bursátiles	TIIE plus 1.00%, and fixed at 7.19% to 7.65%	Various to 2026	113,253,512
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 4.1%	Various to 2029	19,061,275
Plus Factoring	TIIE plus 1.25% to 2.0%	In 2021	4,067,650
Syndicated loans	TIIE plus 0.95%	Various to 2025	19,740,035
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	95,597,610
Total financing in pesos			251,720,082
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	37,346,014
Other currencies:
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	33,355,569
Total principal in pesos (2)			2,215,049,262
Plus: accrued interest			42,656,852
Notes payable to contractors (3)			1,021,203

Total principal and interest			2,258,727,317
Less: short-term maturities			347,755,237
Current portion of notes payable to contractors (3)			685,178
Accrued interest			42,656,852

Total short-term debt and current portion of long-term debt			391,097,267

Long-term debt			1,867,630,050

2019
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2050	1,118,518,559	U.S. $	59,352,968
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	41,154,129		2,183,799
Direct loans	Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%	Various to 2031	62,698,930		3,327,050
Syndicated loans	LIBOR plus 2.35%	Various to 2024	47,107,647		2,499,716
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023	1,862,411		98,827
Revolving credit lines	LIBOR plus 1.85%	2020	12,626,284		670,000
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,143,335		1,493,395
Total financing in U.S. dollars			1,312,111,295	U.S. $	69,625,755

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	293,984,741		€13,897,557
Direct loans	Fixed to 5.11% and EURIBOR plus 2.5%	Various to 2023	11,561,660		546,554

Total financing in Euros			305,546,401		€14,444,111

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,148,292		¥173,865,582

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE (1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%	Various to 2026	133,409,581
Direct loans	Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%	Various to 2029	38,558,166
Syndicated loans	TIIE plus 0.95%	Various to 2025	24,270,589
Revolving credit lines	TIIE plus 1.50% and 1.95%	Various to 2020	21,000,000

Total financing in pesos			217,238,336
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	41,388,521

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	41,553,990

Total principal in pesos (2)			1,947,986,835
Plus: accrued interest			33,146,807
Notes payable to contractors (3)			2,040,446

Total principal and interest			1,983,174,088
Less: short-term maturities			210,530,524
Current portion of notes payable to contractors (3)			1,246,854
Accrued interest			33,146,807

Total short-term debt and current portion of long-term debt			244,924,185

Long-term debt			1,738,249,903

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2020 and 2019, which includes short and long-term debt:

	2020 (i)		2019 (i)
Changes in total debt:
At the beginning of the year	Ps.	1,983,174,088	Ps.	2,082,286,116
Transfers to lease liabilities		—		(6,053,280)
Loans obtained - financing institutions		1,292,197,518		1,167,834,946
Debt payments		(1,151,962,147)		(1,185,042,283)
Accrued interest (ii)		144,207,950		128,061,187
Interest paid		(130,989,150)		(127,945,203)
Foreign exchange		122,099,058		(75,967,395)

At the end of the year	Ps.	2,258,727,317	Ps.	1,983,174,088

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)
For 2020 and 2019, includes Ps. 1,555,266 and Ps. (1,476,826), respectively, of income (expenses) consisting of Ps. 1,868,501 and Ps. (958,142), respectively, of expenses and discounts related to issuance of debt and Ps. (313,275) and Ps. (518,684), respectively, of fees to the issuance of debt.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2021	2022	2023	2024	2025	2026 and thereafter	Total

Maturity of the total principal outstanding and accrued interest as of December 31, 2020, for each of the years ending December 31.	391,097,267	117,932,866	131,155,018	181,061,085	114,228,026	1,323,253,055	2,258,727,317

Summary of Notes Payable to Contractors
(3)	The total amounts of notes payable to contractors as of December 31, 2020 and 2019, current and long-term, are as follows:

	2020		2019

Total notes payable to contractors (a) (b)	Ps.	1,021,204	Ps.	2,040,446
Less: current portion of notes payable to contractors		685,179		1,246,854

Notes payable to contractors (long-term)	Ps.	336,025	Ps.	793,592

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2020 and 2019, PEMEX had an outstanding amount payable of Ps. 81,364 and Ps. 755,860, respectively.

(b)
During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2020 and 2019, the outstanding balances owed to the contractor were Ps. 939,839 (U.S. $47,112) and Ps. 1,284,587 (U.S. $68,165), respectively. In accordance with the contract, the estimated future payments are as follows:

Summary of Estimated Future Contract Payments

Year	Amount

2021	33,005
2022	17,265

Less accrued interest	3,158
Total	47,112

Summary of Foreign Currency Translation
(4)	As of December 31, 2020 and 2019 , PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2020		2019

U.S. dollar	Ps.	19.9487	Ps.	18.8452
Japanese yen		0.1933		0.1734
Pounds sterling		27.2579		24.9586
Euro		24.4052		21.1537
Swiss francs		22.5720		19.4596